COMMITMENTS AND CONTINGENCIES - Finance lease related assets and liabilities (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2025	Jun. 30, 2024
COMMITMENTS AND CONTINGENCIES
Total finance lease assets	¥ 85,444	¥ 75,881
Finance lease liabilities - current	28,464	23,172
Finance lease liabilities - long-term	59,122	54,347
Total finance lease liabilities	¥ 87,586	¥ 77,519